LOSSES PER SHARE (Schedule of Computation of Basic and Diluted Losses Per Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Numerator:
Net loss for basic and diluted loss per share	$ 9,390	$ 18,615
Denominator:
Weighted average number of ordinary shares used in computing basic net loss per share	89,518,778	86,903,741
Weighted average number of ordinary shares used in computing diluted net loss per share	89,518,778	86,903,741
Basic net loss per share	$ (0.1)	$ (0.21)
Diluted net loss per share	$ (0.1)	$ (0.21)